Offerings	Sep. 03, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered	746,624	[1],[2]
Maximum Aggregate Offering Price	$ 356,941,854
Carry Forward Form Type	S-3
Carry Forward File Number	333-274395
Carry Forward Initial Effective Date	Sep. 07, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 23,995
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	753,376	[2]
Proposed Maximum Offering Price per Unit	317.83	[3]
Maximum Aggregate Offering Price	$ 239,445,495	[3]
Fee Rate	0.01381%
Amount of Registration Fee	$ 33,067.43
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on the New York Stock Exchange on September 3, 2026.

[1]	The Registrant filed a Registration Statement on Form S-3ASR (File No. 333-274395) on September 7, 2023 (the “2023 Registration Statement”) which registered an aggregate of 1,500,000 shares of common stock. As of the date of filing this registration statement, there were 746,624 unsold securities registered under the 2023 Registration Statement pursuant to Rule 415(a)(6). A registration fee of $23,995 was previously paid in connection with these unsold shares of common stock. In accordance with Rule 415(a)(6), all 753,376 of those securities (and associated filing fees) are being carried forward and registered under this registration statement. The filing fee of $33,067.43 being paid herewith relates to the 753,376 newly registered shares of common stock. The aggregate number of shares of common stock to be sold pursuant to this Registration Statement shall not exceed 1,500,000 in the aggregate.
[2]	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the amount of common stock registered hereunder shall be deemed to include any additional shares issuable as a result of any stock split, dividend, or other change in the capitalization of the Registrant.
[3]	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on the New York Stock Exchange on September 3, 2026.